Intangible assets - Schedule of movements in intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 14,814	$ 14,506
Intangible assets and goodwill at end of period	14,776	14,814
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,024	18,425
Hyperinflation adjustments	251	365
Exchange differences	43	(250)
Additions	303	167
Disposals	(603)	(683)
Reclassification to assets held for sale	(6)
Intangible assets and goodwill at end of period	18,012	18,024
Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,210)	(3,919)
Exchange differences	(35)	40
Amortisation for the year	94	77
Impairment	416	149
Reversal of impairment		(379)
Disposals	519	516
Intangible assets and goodwill at end of period	(3,236)	(3,210)
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	9,642	9,475
Intangible assets and goodwill at end of period	9,381	9,642
Brand names | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	11,106	11,692
Hyperinflation adjustments	144	207
Exchange differences	33	(146)
Additions	66	0
Disposals	(220)	(647)
Reclassification to assets held for sale	0
Intangible assets and goodwill at end of period	11,129	11,106
Brand names | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,464)	(2,217)
Exchange differences	(5)	22
Impairment	416	128
Reversal of impairment		(379)
Disposals	137	480
Intangible assets and goodwill at end of period	(1,748)	(1,464)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,860	2,807
Intangible assets and goodwill at end of period	2,949	2,860
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,682	3,621
Hyperinflation adjustments	107	157
Exchange differences	(73)	(96)
Additions	46	0
Disposals	0	0
Reclassification to assets held for sale	(5)
Intangible assets and goodwill at end of period	3,757	3,682
Goodwill | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(822)	(814)
Exchange differences	14	13
Impairment	0	21
Reversal of impairment		0
Disposals	0	0
Intangible assets and goodwill at end of period	(808)	(822)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,909	1,912
Intangible assets and goodwill at end of period	1,891	1,909
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,011	2,040
Hyperinflation adjustments	0	0
Exchange differences	8	(30)
Additions	0	17
Disposals	(33)	(16)
Reclassification to assets held for sale	0
Intangible assets and goodwill at end of period	1,986	2,011
Other intangibles | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(102)	(128)
Exchange differences	(6)	29
Amortisation for the year	20	19
Impairment	0	0
Reversal of impairment		0
Disposals	33	16
Intangible assets and goodwill at end of period	(95)	(102)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	403	312
Intangible assets and goodwill at end of period	555	403
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,225	1,072
Hyperinflation adjustments	0	1
Exchange differences	75	22
Additions	191	150
Disposals	(350)	(20)
Reclassification to assets held for sale	(1)
Intangible assets and goodwill at end of period	1,140	1,225
Computer software | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(822)	(760)
Exchange differences	(38)	(24)
Amortisation for the year	74	58
Impairment	0	0
Reversal of impairment		0
Disposals	349	20
Intangible assets and goodwill at end of period	$ (585)	$ (822)